Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Total revenue	$ 118,724	$ 111,273
Store labor and benefits	44,044	40,415
Store occupancy costs, excluding depreciation	17,455	18,375
Other store operating expenses, excluding depreciation	21,486	18,655
General and administrative expenses	19,989	13,205
Depreciation expense	8,350	8,086
Pre-opening expenses	8,889	4,935
Impairment loss	0	2,363
Operating loss	(21,785)	(13,729)
Interest expense, net	(11,741)	(1,946)
Gain on change in fair value of warrant liabilities and other	26,633	0
Other income (expense)	140	(13)
Gain on extinguishment of debt	0	8,355
Loss before income taxes	(6,753)	(7,333)
Income tax expense	36	192
Net loss	(6,789)	(7,525)
Less: Cumulative unpaid dividends and change in redemption amount of redeemable convertible preferred stock	(2,301)	0
Net loss attributable to common stockholders	(9,090)	(7,525)
Net loss attributable to common stockholders	$ (9,090)	$ (7,525)
Basic loss per share (in dollars per share)	$ (0.41)	$ (0.66)
Diluted loss per share (in dollars per share)	$ (0.41)	$ (0.66)
Weighted average common shares outstanding, basic (in shares)	22,317,755	11,480,322
Weighted average common shares outstanding, diluted (in shares)	22,317,755	11,480,322
Food and beverage revenues
Total revenue	$ 92,397	$ 87,467
Cost of food and beverage	20,296	18,968
Recreation revenues
Total revenue	$ 26,327	$ 23,806